Treasury Stocks (Details) (USD $)	0 Months Ended		12 Months Ended			1 Months Ended
	Jun. 30, 2013	Nov. 25, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 ADS [Member]	Apr. 30, 2014 ADS [Member] Subsequent Event [Member]
Class of Stock [Line Items]
Maximum repurchase amount authorized	$ 35,000,000	$ 20,000,000
Additional repurchase period	6 months
Accumulated repurchase share (in shares)					929,249
Accumulated repurchase amount			8,028,000	1,346,000	8,000,000
Remaining authorized repurchase amount			27,000,000
Shares repurchased (in shares)						418,400
Shares repurchased, value			$ 6,682,000	$ 1,346,000